TRADE AND NOTES RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND NOTES RECEIVABLES
Schedule of trade and notes receivables

	December 31,	December 31,
	2017	2018
Trade receivables	4,832,177	5,865,311
Less: provision for impairment	(546,102)	(659,261)
	4,286,075	5,206,050

Notes receivable	3,722,862	2,894,482

	8,008,937	8,100,532

Schedule of ageing analysis of trade and notes receivables

	December 31,	December 31,
	2017	2018
Within 1 year	6,289,931	6,212,537
Between 1 and 2 years	516,359	906,302
Between 2 and 3 years	338,334	158,162
Over 3 years	1,410,415	1,482,792
	8,555,039	8,759,793

Less: provision for impairment	(546,102)	(659,261)

	8,008,937	8,100,532

Schedule of credit risk exposure

As at December 31, 2018

	Gross carrying	Expected credit	Expected credit
	amount	losses	loss rate（%）
Alumina and primary aluminum
Within 1 year	401,691	3,696	0.92
Between 1 and 2 years	55,766	6,179	11.08
Between 2 and 3 years	16,546	14,893	90.01
Over 3 years	379,213	359,759	94.87
	853,216	384,527
Trading
Within 1 year	473,153	662	0.14
Between 1 and 2 years	4,146	70	1.69
Between 2 and 3 years	74	3	4.05
Over 3 years	19,422	3,787	19.50
	496,795	4,522
Energy
Within 1 year	88,462	3,388	3.83
Between 1 and 2 years	3,217	685	21.29
Between 2 and 3 years	15,417	3,688	23.92
Over 3 years	12,710	6,216	48.91
	119,806	13,977
Corporate and other operating segments
Within 1 year	108,627	6,539	6.02
Between 1 and 2 years	10,974	7,767	70.78
Between 2 and 3 years	4,026	3,823	94.96
Over 3 years	25,800	25,142	97.45
	149,427	43,271

Individually assessed trade receivables	4,246,067	212,964
	5,865,311	659,261

Schedule of ageing analysis of trade and notes receivables, past due but not impaired

December 31,
2017
Past due for 1 year	470,008
Past due for 1 to 2 years	298,008
Past due for over 2 years	781,832
1,549,848

Not past due	2,384,268

3,934,116

Schedule of ageing analysis of trade receivables relate to customers in difficult economic situation

December 31,
2017
Within 1 year	182,801
Between 1 and 2 years	46,351
Between 2 and 3 years	40,325
Over 3 years	628,584
898,061

Loss allowance for impairment	(546,102)

351,959

Schedule of movements on the provision for impairment of trade and notes receivables

	2017	2018
As at January 1	507,593	546,102
Effect of adoption of IFRS 9	—	112,407
At beginning of year	507,593	658,509
Impairment loss	47,953	64,544
Written off	(15,341)	(33,469)
Reversal	(7,206)	(20,466)
Others	13,103	(9,857)

As at December 31	546,102	659,261